FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	$ 1,478
Total assets	1,478
Derivatives instruments		$ (159)
Total liabilities		(159)
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	1,478
Total assets	$ 1,478
Derivatives instruments		(159)
Total liabilities		$ (159)